Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net include the following at:

	December 31,	March 31,
	2025	2025
Computer equipment	$49,469	$46,946
Furniture and equipment	73,865	46,146
Machinery and equipment	1,191,533	1,136,733
Leasehold improvements	92,106	92,106
	1,406,973	1,321,931
Less: accumulated depreciation	(988,351)	(857,028)
Property and equipment, net	$418,622	$464,903

Property and equipment consist of the following as of:

	March 31, 2025	March 31, 2024
Computer equipment	$46,946	$47,033
Furniture and equipment	46,146	29,926
Machinery and equipment	1,136,733	1,185,182
Leasehold improvements	92,106	72,971
	1,321,931	1,335,112
Less: accumulated depreciation	(857,028)	(812,989)
	$464,903	$522,123